Acquisitions, Discontinued Operations and Dispositions - Summary of Results (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations, net of tax									$ 0	$ (13)	$ 0
Income/(loss) from discontinued operations, net of income tax	$ (78)	$ (2)	$ 13	$ 388	$ 80	$ (336)	$ 69	$ (5)	321	(192)	(992)
Discontinued Operations | South Central Portfolio
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue									31	410	422
Operating costs and expenses									(23)	(346)	(335)
Other income									0	2	0
(Loss)/gain from operations of discontinued components, before tax									8	66	87
(Loss)/income on disposal of discontinued operations, net of tax									20	0	0
Income/(loss) from discontinued operations, net of income tax									28	66	87
Discontinued Operations | Carlsbad Energy Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue									19	909	1,164
Operating costs and expenses									(9)	(661)	(1,114)
Other expenses									(5)	(174)	(288)
(Loss)/gain from operations of discontinued components, before tax									5	74	(238)
Income tax expense									0	4	52
Income/(loss) from discontinued operations, net of tax									5	70	(290)
Gain/(loss) on disposal of discontinued operations, net of tax									265	(134)	0
Income/(expense) from California property tax indemnification									22	(153)	0
Income/(expense) from other commitments, indemnification and fees									4	(75)	0
(Loss)/income on disposal of discontinued operations, net of tax									291	(362)	0
Income/(loss) from discontinued operations, net of income tax									296	(292)	(290)
Discontinued Operations | GenOn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue									0	0	646
Operating costs and expenses									0	0	(702)
Other expenses									0	0	(98)
(Loss)/gain from operations of discontinued components, before tax									0	0	(154)
Income tax expense									0	0	9
(Loss)/gain from discontinued operations									0	0	(163)
Interest income-affiliate									0	3	8
Income/(loss) from discontinued operations, net of tax									0	3	(155)
Gain/(loss) on disposal of discontinued operations, net of tax									0	0	(208)
Settlement consideration, insurance and services credit									0	63	(289)
Pension and post-retirement liability assumptions									0	21	(131)
Income/(expense) from other commitments, indemnification and fees									(3)	(53)	(6)
(Loss)/income on disposal of discontinued operations, net of tax									(3)	31	(634)
Income/(loss) from discontinued operations, net of income tax									$ (3)	$ 34	$ (789)